Purchase Commitments	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Purchase Commitments

NOTE 8—PURCHASE COMMITMENTS

As of December 31, 2016 and 2015, the Company has open purchase orders of approximately $9,480 and $14,755, respectively. Purchase obligations include non-cancellable and cancellable commitments. In certain cases, cancellable commitments contain penalty provisions for cancellation.